Other Income, Net	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Other Income, Net	OTHER INCOME, NET

($ millions)	2024	2023
Equity component of AFUDC	139	101
Non-service component of net periodic benefit cost	73	62
Interest income (1)	64	76
Equity income	14	14
Gain on disposal of Aitken Creek, pre-tax (Note 21)	—	23
Gain on derivatives, net	—	9
Net foreign exchange (loss) gain	(10)	4
Other	8	2
	288	291
(1)    Includes interest on short-term deposits, as well as interest on regulatory deferrals, including the PPFAC at TEP and UNS Electric